SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Narrative) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	May 31, 2023	May 15, 2023	May 08, 2023	Feb. 15, 2023	Apr. 15, 2022	Dec. 31, 2021	May 31, 2020	May 01, 2020	May 31, 2018	Oct. 31, 2016
Stockholders' equity attributable to parent	$ 1,051,026,000	$ 1,046,554,000	$ 1,091,231,000
Dividends payable (in usd per share)					$ 0.24		$ 0.24
Repurchase of shares, aggregate amount						$ 100,000,000
Number of shares repurchased (in shares)	527,417	0
Average price of shares (in dollars per share)	$ 9.15
Treasury stock acquired	$ 4,800,000
Options exercised (in shares)	0		85,500
Share options exercised, intrinsic value			$ 100,000
Share options issued, intrinsic value (in shares)			10,786
Shares option, weighted average exercise price (in dollars per share)			$ 8.87
Common stock, par value (in usd per share)	$ 0.01		$ 0.01									$ 0.01	$ 0.01
Repayments of debt	$ 788,196,000
5.75% senior unsecured convertible notes due 2021
Senior unsecured convertible notes interest rate (in percentage)													5.75%
Own-share lending arrangement, shares, issued (in shares)													8,000,000
Principal debt amount													$ 225,000,000
5.75% senior unsecured convertible notes due 2021 | Own-Share Lending Arrangement, New Counterparty
Own-share lending arrangement, shares, issued (in shares)	8,000,000
4.875% senior unsecured convertible bonds due 2023
Senior unsecured convertible notes interest rate (in percentage)	4.875%											4.875%
Own-share lending arrangement, shares, issued (in shares)												3,765,842
Total authorized shares in lending agreement (in shares)												7,000,000
Principal debt amount	$ 53,000,000											$ 164,000,000
4.875% senior unsecured convertible bonds due 2023 | Own-Share Lending Arrangement, Original Counterparties
Own-share lending arrangement, shares, issued (in shares)	2,268,542
4.875% senior unsecured convertible bonds due 2023 | Own-Share Lending Arrangement, New Counterparty
Own-share lending arrangement, shares, issued (in shares)	1,496,600			1,496,600
Dividend reinvestment plan (drip)
Dividend reinvestment plan, maximum number of shares authorized (in shares)								10,000,000			10,000,000
At the market
Equity distribution agreement, maximum value of shares authorized										$ 100,000,000
Accumulated profit/(deficit)
Stockholders' equity attributable to parent	$ 2,417,000	$ 0	$ 40,015,000						$ (92,720,000)
Dividends, common stock	60,862,000	15,994,000
Additional paid-in capital
Stockholders' equity attributable to parent	617,370,000	$ 615,913,000	616,554,000						621,037,000
Contributed surplus
Dividends, common stock	$ 0		$ 37,300,000
Cumulative effect, period of adoption, adjustment
Stockholders' equity attributable to parent									(1,600,000)
Cumulative effect, period of adoption, adjustment | Accumulated profit/(deficit)
Stockholders' equity attributable to parent									4,285,000
Cumulative effect, period of adoption, adjustment | Additional paid-in capital
Stockholders' equity attributable to parent									$ (5,863,000)
4.875% senior unsecured convertible bonds due 2023
Senior unsecured convertible notes interest rate (in percentage)	4.875%
Repayments of debt	$ 137,900,000